Finance costs	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Finance Costs
Finance costs
Finance costs comprised of the following:

	June 30, 2019	June 30, 2018
	$	$
Finance costs
Interest income	(2,036)	(1,147)
Interest expense on bank indebtedness	426	788
Accretion of tangible benefit obligation	420	539
Interest on long-term debt	37,239	42,661
Interest on completed and released productions	1,820	—
Amortization of deferred financing fees	3,628	4,992
Write-down of term facility unamortized issue costs	7,641	—
Accretion on Senior Unsecured Convertible Debentures	2,395	1,586
Interest on finance leases	703	690
	52,236	50,109

Interest income is comprised of accretion on long-term amounts receivable and cash interest earned on bank deposits.